Inventory	6 Months Ended
Jun. 30, 2026
Inventory [Abstract]
INVENTORY

NOTE 5 – INVENTORY

	June 30,	December 31,
	2026	2025
Raw materials	59	-
Finished goods	8	-
	67	-

The Company recorded an inventory write-off of $264 thousand during the six months period ended June 30, 2026, which is presented as cost of goods sold in the statement of operations.